FINANCIAL INSTRUMENTS - Currency risk (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Denominated in Euro | Financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	$ 22,281	$ 19,540
Denominated in Euro | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	5,129	4,144
Denominated in Euro | Borrowings
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	17,152	15,396
Denominated in Euro | Financial Assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	26,792	26,518
Denominated in Euro | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	7,717	4,544
Denominated in Euro | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	952	847
Denominated in Euro | Trade and other receivables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	8,428	13,607
Denominated in Euro | Amount due from other related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	9,695	7,520
Denominated in JPY | Financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	251,445	207,816
Denominated in JPY | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	10,076	11,553
Denominated in JPY | Borrowings
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	118,233	114,099
Denominated in JPY | Amounts due to other related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk		3
Denominated in JPY | Other financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	123,136	82,161
Denominated in JPY | Financial Assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	55,235	36,872
Denominated in JPY | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	21,673	2,362
Denominated in JPY | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	26,537	24,603
Denominated in JPY | Trade and other receivables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	7,025	6,086
Denominated in JPY | Amount due from other related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk		3,821
Denominated in CAD | Financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	362	341
Denominated in CAD | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	362	341
Denominated in CAD | Financial Assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	1,586	2,145
Denominated in CAD | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	824	309
Denominated in CAD | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	470	736
Denominated in CAD | Trade and other receivables
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk	$ 292	897
Denominated in CAD | Amount due from other related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Exposure to risk		$ 203